Long-Term Debt And Lease Liabilities (Supplemental Balance Sheet Information Related To Leases) (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Long-Term Debt And Lease Liabilities [Abstract]
Right of use asset - operating leases	$ 58	$ 41
Lease liabilities - current	58	41
Lease liabilities - noncurrent
Total operating lease liabilities	58	41
Other property and equipment, gross	293	295
Accumulated depreciation	(159)	(146)
Other property and equipment, net	134	149
Lease liabilities - current	58	61
Lease liabilities - noncurrent	42	41
Total finance lease liabilities	$ 100	$ 102